Long-Term Debt and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheet are analyzed as follows:
December 31, 2022
Long-term debt	43,200
Less: Deferred financing costs	(594)
Total	42,606
Less - current portion	(7,473)
Long-term portion	35,133

Annual Principal Payments	The annual principal payments required to be made after December 31, 2022 for all long-term debt, are as follows:
Twelve month periods ending December 31,	Amount
2023	8,000
2024	35,200
Total	43,200